FINANCIAL INSTRUMENTS - Sensitivity Analysis (Details) Rp in Millions	12 Months Ended
Dec. 31, 2019 IDR (Rp)
Terminal growth rate | Subsidiaries investment | Non-listed equity investment - telecommunication
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 3,000
Revenue achievement | Subsidiaries investment | Non-listed equity investment - telecommunication
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	0
Percentage of reasonably possible increase in unobservable input, assets	5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 370
Net working capital to revenue | Subsidiaries investment | Non-listed equity investment - telecommunication
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 57
Net working capital to revenue | Minimum | Subsidiaries investment | Non-listed equity investment - telecommunication
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	6.00
Probability of conversion | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 136
Probability of conversion | Minimum | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	10
Probability of conversion | Maximum | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	30
Backsolve method | Volatility | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 10,000
Backsolve method | Volatility | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 1,000
Backsolve method | Volatility | Minimum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	20
Backsolve method | Volatility | Minimum | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	80
Backsolve method | Volatility | Maximum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	100
Backsolve method | Volatility | Maximum | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	100
Backsolve method | Exit timing | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease in unobservable input, assets	1 year
Backsolve method | Exit timing | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease in unobservable input, assets	1 year
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 1,000
Backsolve method | Exit timing | Minimum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease in unobservable input, assets	1 year
Backsolve method | Exit timing | Minimum | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease in unobservable input, assets	3 years
Backsolve method | Exit timing | Maximum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease in unobservable input, assets	5 years 6 months
Backsolve method | Exit timing | Maximum | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease in unobservable input, assets	5 years 6 months
Market approach and liquidation preference | Equity value/revenue multiple | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	0.50%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 1,000
Market approach and liquidation preference | Equity value/revenue multiple | Minimum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Multiple of reasonably possible increase in unobservable input, assets	2.5
Market approach and liquidation preference | Equity value/revenue multiple | Maximum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Multiple of reasonably possible increase in unobservable input, assets	3.5
Discounted cash flow | Weighted Average Cost of Capital (“WACC”) | Subsidiaries investment | Non-listed equity investment - credit rating agency
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	0.50%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 1,000
Discounted cash flow | Weighted Average Cost of Capital (“WACC”) | Subsidiaries investment | Non-listed equity investment - telecommunication
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	0.50%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 1,000
Discounted cash flow | Weighted Average Cost of Capital (“WACC”) | Minimum | Subsidiaries investment | Non-listed equity investment - credit rating agency
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	10.54
Discounted cash flow | Weighted Average Cost of Capital (“WACC”) | Minimum | Subsidiaries investment | Non-listed equity investment - telecommunication
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	4.40
Discounted cash flow | Weighted Average Cost of Capital (“WACC”) | Maximum | Subsidiaries investment | Non-listed equity investment - credit rating agency
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	11.54
Discounted cash flow | Weighted Average Cost of Capital (“WACC”) | Maximum | Subsidiaries investment | Non-listed equity investment - telecommunication
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	17.50
Discounted cash flow | Terminal growth rate | Subsidiaries investment | Non-listed equity investment - credit rating agency
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 1,000
Discounted cash flow | Terminal growth rate | Minimum | Subsidiaries investment | Non-listed equity investment - credit rating agency
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	2.50
Discounted cash flow | Terminal growth rate | Minimum | Subsidiaries investment | Non-listed equity investment - telecommunication
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	(4.80)
Discounted cash flow | Terminal growth rate | Maximum | Subsidiaries investment | Non-listed equity investment - credit rating agency
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	4.50
Discounted cash flow | Terminal growth rate | Maximum | Subsidiaries investment | Non-listed equity investment - telecommunication
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	4.00
Discounted cash flow | Net working capital to revenue | Maximum | Subsidiaries investment | Non-listed equity investment - telecommunication
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	39.00
First chicago method | Discount rate. | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 278
First chicago method | Discount rate. | Minimum | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	40
First chicago method | Discount rate. | Maximum | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	60
Last Twelve Months Revenue Movement | Probability of qualified financing | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	50.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 4,000
Last Twelve Months Revenue Movement | Probability of qualified financing | Minimum | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	0
Last Twelve Months Revenue Movement | Probability of qualified financing | Maximum | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	100
Discount on conversion price | Probability of qualified financing | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	50.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 18,000
Discount on conversion price | Probability of qualified financing | Minimum | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	0
Discount on conversion price | Probability of qualified financing | Maximum | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	100